Shareholders' Equity (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of dividends paid
Dividend on Preferred Stock	$ (14,007)	$ (2,467)	$ (26)
Series B Redeemable Convertible Preferred Stock [Member]
Summary of dividends paid
Dividend on Preferred Stock		(131)
Series C Cumulative Perpetual Preferred Stock [Member]
Summary of dividends paid
Dividend on Preferred Stock	(10,248)	(2,336)	(26)
Series D Cumulative Preferred Stock [Member]
Summary of dividends paid
Dividend on Preferred Stock	$ (3,759)